Quarterly Holdings Report
for

Fidelity® Low-Priced Stock Fund

April 30, 2020

LPS-QTLY-0620
1.800342.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	301,666	$6,789
Interactive Media & Services - 0.7%
Yahoo! Japan Corp.	40,000,241	154,374
Media - 1.2%
AMC Networks, Inc. Class A (a)	9,938	237
Comcast Corp. Class A	2,569,087	96,675
Corus Entertainment, Inc. Class B (non-vtg.)	575,570	1,311
Discovery Communications, Inc.:
Class A (a)(b)	2,500,978	56,072
Class C (non-vtg.) (a)	700,152	14,290
Hyundai HCN	2,723,979	9,182
Intage Holdings, Inc. (c)	3,249,100	23,555
MSG Network, Inc. Class A (a)(b)	283,783	3,371
Nexstar Broadcasting Group, Inc. Class A	56,628	3,966
Pico Far East Holdings Ltd.	22,936,000	3,275
Proto Corp.	199,300	1,798
RKB Mainichi Broadcasting Corp.	41,900	2,147
Saga Communications, Inc. Class A	409,262	11,508
Sky Network Television Ltd. (a)	5,745,562	981
Tegna, Inc.	1,696,768	18,189
TOW Co. Ltd. (c)	3,599,000	9,390
TVA Group, Inc. Class B (non-vtg.) (a)	3,037,301	3,491
WOWOW INC.	181,300	4,310
		263,748

TOTAL COMMUNICATION SERVICES		424,911

CONSUMER DISCRETIONARY - 22.7%
Auto Components - 1.2%
Adient PLC (a)	197,902	2,965
ASTI Corp. (b)(c)	178,100	2,209
DaikyoNishikawa Corp.	250,400	1,258
ElringKlinger AG (a)(b)	686,557	3,743
G-Tekt Corp.	171,900	1,773
Gentex Corp.	2,133,677	51,720
GUD Holdings Ltd.	338,905	2,012
Hi-Lex Corp.	1,343,500	14,622
INFAC Corp.	325,139	806
INZI Controls Co. Ltd.	300,000	958
Lear Corp.	186,839	18,245
Linamar Corp.	196,867	4,730
Motonic Corp. (c)	2,850,000	16,891
Murakami Corp. (c)	811,300	17,229
Nippon Seiki Co. Ltd.	2,593,800	28,255
Piolax, Inc. (c)	2,442,900	36,559
S&T Holdings Co. Ltd. (c)	885,108	10,382
Samsung Climate Control Co. Ltd. (c)	499,950	2,502
Sewon Precision Industries Co. Ltd. (c)(d)	500,000	1,665
SJM Co. Ltd. (c)	1,282,000	2,723
SJM Holdings Co. Ltd.	600,122	1,277
Strattec Security Corp. (c)	379,525	6,186
Sungwoo Hitech Co. Ltd.	2,518,110	6,094
TBK Co. Ltd.	909,800	4,035
Yachiyo Industry Co. Ltd.	881,100	3,572
Yutaka Giken Co. Ltd. (c)	1,206,600	15,685
		258,096
Automobiles - 0.0%
Isuzu Motors Ltd.	278,400	2,116
Kabe Husvagnar AB (B Shares)	272,253	3,907
		6,023
Distributors - 0.1%
Arata Corp.	92,400	3,840
Central Automotive Products Ltd.	74,000	1,262
LKQ Corp. (a)	112,500	2,942
Nakayamafuku Co. Ltd.	522,100	2,291
PALTAC Corp.	35,000	1,839
SPK Corp.	498,200	6,105
Uni-Select, Inc.	1,279,717	3,917
		22,196
Diversified Consumer Services - 0.1%
Clip Corp. (c)	257,800	1,542
Collectors Universe, Inc.	33,007	725
Cross-Harbour Holdings Ltd.	2,380,000	3,483
Estacio Participacoes SA	258,300	1,442
Laureate Education, Inc. Class A (a)	220,809	2,091
Step Co. Ltd. (c)	1,058,600	13,731
		23,014
Hotels, Restaurants & Leisure - 0.2%
Ark Restaurants Corp.	89,449	1,060
Brinker International, Inc.	100,000	2,328
Curves Holdings Co. Ltd. (a)	258,920	1,240
Flanigans Enterprises, Inc. (a)	90,008	1,260
Hiday Hidaka Corp.	1,373,740	21,506
Ibersol SGPS SA	896,477	3,939
Koshidaka Holdings Co. Ltd.	258,920	1,139
Sportscene Group, Inc. Class A (c)	646,000	1,443
The Monogatari Corp.	49,000	2,959
The Restaurant Group PLC	15,284,765	10,386
		47,260
Household Durables - 4.0%
Barratt Developments PLC (c)	58,438,523	382,001
Bellway PLC	3,497,209	117,298
D.R. Horton, Inc.	1,954,793	92,305
Dorel Industries, Inc. Class B (sub. vtg.)	1,873,803	3,756
Emak SpA	4,311,725	2,835
First Juken Co. Ltd. (c)	1,376,000	12,207
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,200,000	9,168
Hamilton Beach Brands Holding Co.:
Class A (b)	171,883	2,267
Class B	182,462	2,407
Helen of Troy Ltd. (a)	950,985	156,228
Henry Boot PLC	2,074,206	6,165
Iida Group Holdings Co. Ltd.	76,900	1,031
Lennar Corp. Class A	59,324	2,970
M/I Homes, Inc. (a)	814,202	20,730
Mohawk Industries, Inc. (a)	250,675	21,989
Q.E.P. Co., Inc. (a)	22,500	214
Sanei Architecture Planning Co. Ltd. (c)	1,189,700	13,314
Taylor Morrison Home Corp. (a)	353,660	5,146
Tempur Sealy International, Inc. (a)	34,965	1,879
Token Corp.	600,000	41,374
Toll Brothers, Inc.	97,087	2,332
TRI Pointe Homes, Inc. (a)	218,720	2,511
Whirlpool Corp.	19,382	2,166
		902,293
Internet & Direct Marketing Retail - 0.2%
Aucnet, Inc.	143,100	1,453
Belluna Co. Ltd. (c)	6,496,700	30,754
Dustin Group AB (e)	258,538	1,320
Moneysupermarket.com Group PLC	371,207	1,485
		35,012
Leisure Products - 0.0%
Fenix Outdoor AB Class B (a)(d)	32,298	0
Mars Group Holdings Corp.	446,800	6,999
Miroku Corp.	138,100	2,188
		9,187
Multiline Retail - 3.4%
Big Lots, Inc. (b)	1,433,030	33,605
Lifestyle China Group Ltd. (a)	17,961,000	4,153
Lifestyle International Holdings Ltd.	19,628,000	18,683
Next PLC (c)	11,787,588	701,644
		758,085
Specialty Retail - 12.6%
Aaron's, Inc. Class A	18,965	605
AT-Group Co. Ltd.	1,076,100	13,066
AutoNation, Inc. (a)	205,362	7,648
AutoZone, Inc. (a)	631,478	644,310
Bed Bath & Beyond, Inc. (b)(c)	11,123,026	68,852
Best Buy Co., Inc.	8,385,478	643,418
BMTC Group, Inc. (c)	3,477,723	16,765
Bonia Corp. Bhd	625,750	73
Buffalo Co. Ltd.	91,500	918
Burlington Stores, Inc. (a)	31,426	5,741
Delek Automotive Systems Ltd.	724,200	3,831
Foot Locker, Inc.	434,967	11,148
Formosa Optical Technology Co. Ltd.	1,362,000	2,869
GameStop Corp. Class A (a)(b)	2,041,421	11,697
Genesco, Inc. (a)	434,812	8,231
Goldlion Holdings Ltd.	21,571,000	5,317
Guess?, Inc. (c)	3,896,528	36,433
Hour Glass Ltd.	8,702,900	3,820
IA Group Corp. (c)	115,740	3,484
JB Hi-Fi Ltd.	99,944	2,259
John David Group PLC	6,942,645	46,292
Jumbo SA (c)	9,790,071	153,310
K's Holdings Corp.	3,297,300	36,317
Ku Holdings Co. Ltd.	885,000	6,663
Leon's Furniture Ltd.	208,675	1,986
Mr. Bricolage SA (a)	845,734	2,688
Murphy U.S.A., Inc. (a)	49,478	5,284
Nafco Co. Ltd. (c)	1,904,600	20,907
Ross Stores, Inc.	8,700,130	794,844
Sally Beauty Holdings, Inc. (a)	4,148,260	40,280
The Buckle, Inc. (b)(c)	4,575,514	70,051
TJX Companies, Inc.	49,709	2,438
Urban Outfitters, Inc. (a)(b)	3,392,089	58,819
USS Co. Ltd.	4,295,400	68,445
Williams-Sonoma, Inc.	684,888	42,353
		2,841,162
Textiles, Apparel & Luxury Goods - 0.9%
Best Pacific International Holdings Ltd.	4,478,000	666
CRG, Inc. BHD (a)(d)	2,503,000	52
Deckers Outdoor Corp. (a)	33,267	4,949
Embry Holdings Ltd.	2,124,000	319
Ff Group (a)(c)(d)	4,287,486	5,638
Fossil Group, Inc. (a)(c)	4,066,017	16,101
Gildan Activewear, Inc.	6,454,215	90,047
Handsome Co. Ltd. (c)	1,950,000	39,166
JLM Couture, Inc. (a)(c)	157,564	315
McRae Industries, Inc.	23,766	428
Steven Madden Ltd.	142,795	3,580
Sun Hing Vision Group Holdings Ltd. (c)	19,489,000	3,793
Ted Baker PLC	97,265	187
Texwinca Holdings Ltd.	48,086,000	8,136
Victory City International Holdings Ltd. (a)	14,479,108	368
Youngone Corp.	300,000	6,705
Youngone Holdings Co. Ltd. (c)	889,600	30,060
Yue Yuen Industrial (Holdings) Ltd.	1,499,000	2,391
		212,901

TOTAL CONSUMER DISCRETIONARY		5,115,229

CONSUMER STAPLES - 13.1%
Beverages - 2.2%
A.G. Barr PLC	2,398,050	14,905
Britvic PLC	6,175,856	56,977
Jinro Distillers Co. Ltd.	41,431	991
Monster Beverage Corp. (a)	6,543,242	404,438
Muhak Co. Ltd. (c)	2,799,256	14,678
Olvi PLC (A Shares)	84,264	3,555
Spritzer Bhd	5,120,400	2,343
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	4,905
		502,792
Food & Staples Retailing - 8.8%
Amsterdam Commodities NV	147,675	3,178
Aoki Super Co. Ltd.	99,700	2,342
Australasian Foods Holdco Pty Ltd. (a)(d)	3,481,102	0
Belc Co. Ltd. (c)	1,621,900	95,366
Casey's General Stores, Inc.	20,387	3,087
Cosmos Pharmaceutical Corp.	943,200	252,686
Create SD Holdings Co. Ltd. (c)	5,254,000	150,058
Daikokutenbussan Co. Ltd.	397,700	16,380
Dong Suh Companies, Inc.	1,025,000	14,597
Genky DrugStores Co. Ltd.	720,900	16,472
Halows Co. Ltd. (c)	1,302,800	35,910
Jm Holdings Co. Ltd.	70,100	1,724
Kirindo Holdings Co. Ltd.	148,500	2,932
Kroger Co.	101,800	3,218
Kusuri No Aoki Holdings Co. Ltd.	492,200	38,572
McColl's Retail Group PLC	1,537,925	835
Metro, Inc. Class A (sub. vtg.) (c)	23,850,563	981,301
Naked Wines PLC (b)	904,412	4,163
North West Co., Inc.	116,536	2,202
Qol Holdings Co. Ltd.	1,820,100	20,369
Sundrug Co. Ltd.	2,977,000	102,502
Total Produce PLC	8,768,283	10,377
Valor Holdings Co. Ltd.	245,400	4,587
Walgreens Boots Alliance, Inc.	4,038,237	174,815
Yaoko Co. Ltd.	802,100	49,779
		1,987,452
Food Products - 1.8%
Carr's Group PLC	2,192,074	3,127
Cranswick PLC	442,768	20,734
Food Empire Holdings Ltd. (c)	38,296,700	13,780
Fresh Del Monte Produce, Inc. (c)	4,686,994	133,626
Hilton Food Group PLC	617,691	8,713
Inghams Group Ltd.	1,070,272	2,425
Ingredion, Inc.	399,715	32,457
Kaveri Seed Co. Ltd.	71,515	352
Lassonde Industries, Inc. Class A (sub. vtg.)	16,194	1,638
Mitsui Sugar Co. Ltd.	345,200	6,909
Nam Yang Dairy Products	10,500	2,774
Origin Enterprises PLC (c)	9,039,401	26,399
Pacific Andes International Holdings Ltd. (d)	106,294,500	1,001
Pacific Andes Resources Development Ltd. (a)(d)	207,240,893	1,617
Pickles Corp.	97,800	2,061
Rocky Mountain Chocolate Factory, Inc. (c)	457,342	2,117
S Foods, Inc.	394,800	8,436
Seaboard Corp.	36,461	109,788
Sunjin Co. Ltd. (c)	2,376,955	16,612
Thai President Foods PCL	503,388	2,960
		397,526
Personal Products - 0.2%
Grape King Bio Ltd.	100,000	661
Hengan International Group Co. Ltd.	492,000	4,375
Sarantis SA (c)	3,935,501	33,639
		38,675
Tobacco - 0.1%
Karelia Tobacco Co., Inc. (a)	1,581	461
Scandinavian Tobacco Group A/S (e)	1,619,631	18,672
		19,133

TOTAL CONSUMER STAPLES		2,945,578

ENERGY - 3.5%
Energy Equipment & Services - 0.1%
AKITA Drilling Ltd. Class A (non-vtg.)	1,447,052	411
Cactus, Inc.	70,000	1,245
Carbo Ceramics, Inc. (a)(b)(c)	2,100,102	44
Cathedral Energy Services Ltd. (a)	1,303,855	94
Geospace Technologies Corp. (a)(c)	699,332	4,343
John Wood Group PLC	783,273	1,999
KS Energy Services Ltd. (a)(d)	12,944,200	92
Liberty Oilfield Services, Inc. Class A	1,800,312	8,497
Oil States International, Inc. (a)	2,350,628	8,086
PHX Energy Services Corp. (a)	1,345,692	657
Smart Sand, Inc. (a)(b)	136,364	113
Solaris Oilfield Infrastructure, Inc. Class A	93,406	639
Tidewater, Inc. warrants 11/14/24 (a)	76,371	34
Total Energy Services, Inc.	1,979,471	2,375
		28,629
Oil, Gas & Consumable Fuels - 3.4%
Adams Resources & Energy, Inc.	124,675	3,483
Beach Energy Ltd.	13,985,260	13,632
Berry Petroleum Corp.	1,249,615	4,286
Bonanza Creek Energy, Inc. (a)(c)	1,036,869	18,104
Chevron Corp.	17,382	1,599
China Petroleum & Chemical Corp.:
(H Shares)	2,466,000	1,229
sponsored ADR (H Shares)	98,416	4,889
Cimarex Energy Co.	24,822	631
CNX Resources Corp. (a)	992,834	10,524
ConocoPhillips Co.	26,200	1,103
CONSOL Energy, Inc. (a)(b)	78,983	599
Contango Oil & Gas Co. (a)(b)	2,500,327	5,101
Delek U.S. Holdings, Inc. (b)	799,470	18,668
Eni SpA	4,795,060	45,679
Enterprise Products Partners LP	99,432	1,746
EQT Corp.	4,994,695	72,873
Fuji Kosan Co. Ltd.	300,500	1,156
Great Eastern Shipping Co. Ltd.	4,700,000	14,626
Hankook Shell Oil Co. Ltd.	46,500	10,048
HollyFrontier Corp.	49,947	1,650
Kyungdong Invest Co. Ltd.	84,315	1,954
Marathon Oil Corp. (b)	8,750,409	53,553
Marathon Petroleum Corp.	2,000,727	64,183
Michang Oil Industrial Co. Ltd. (c)	173,900	8,589
Murphy Oil Corp. (b)(c)	15,184,766	180,091
NACCO Industries, Inc. Class A	216,219	7,600
Oil & Natural Gas Corp. Ltd.	35,710,893	37,797
Ovintiv, Inc. (b)	1,749,092	11,072
QEP Resources, Inc.	7,000,761	6,903
Reliance Industries Ltd.	119,500	2,324
Southwestern Energy Co. (a)(b)	19,857,357	64,139
Star Petroleum Refining PCL	9,019,000	1,617
Thai Oil PCL (For. Reg.)	491,700	615
Total SA sponsored ADR	1,599,202	56,212
Whitecap Resources, Inc.	448,312	589
Whiting Petroleum Corp. (a)(b)(c)	4,995,075	6,294
World Fuel Services Corp.	1,104,855	27,621
WPX Energy, Inc. (a)	667,328	4,091
		766,870

TOTAL ENERGY		795,499

FINANCIALS - 10.8%
Banks - 0.8%
ACNB Corp.	117,891	3,296
BancFirst Corp.	64,545	2,486
Bank Ireland Group PLC	10,260,163	20,722
Bank of America Corp.	84,915	2,042
Camden National Corp.	116,209	3,806
Cathay General Bancorp	679,577	18,974
Central Pacific Financial Corp.	88,826	1,554
Central Valley Community Bancorp	100,674	1,473
Citizens Financial Group, Inc.	94,406	2,114
Codorus Valley Bancorp, Inc. (c)	709,242	9,965
Community Trust Bancorp, Inc.	66,933	2,269
Dah Sing Banking Group Ltd.	1,566,000	1,537
Dimeco, Inc.	35,625	1,283
East West Bancorp, Inc.	400,278	14,038
First Bancorp, Puerto Rico	1,520,698	8,866
First Citizens Bancshares, Inc.	8,391	3,205
First Hawaiian, Inc.	357,116	6,282
FNB Corp., Pennsylvania	150,228	1,215
Hanmi Financial Corp.	506,978	6,119
Heartland Financial U.S.A., Inc.	16,100	547
Hope Bancorp, Inc.	1,345,831	13,391
Independent Bank Corp.	134,865	1,981
LCNB Corp.	96,200	1,380
Meridian Bank/Malvern, PA (a)	146,339	2,166
NIBC Holding NV (e)	245,648	1,844
OFG Bancorp	427,967	5,384
Popular, Inc.	86,543	3,340
Sparebank 1 Sr Bank ASA (primary capital certificate)	1,192,230	7,582
Sparebanken More (primary capital certificate)	204,903	5,680
Sparebanken Nord-Norge	2,198,362	13,175
Trico Bancshares	17,911	539
Van Lanschot NV (Bearer)	1,043,747	16,013
Western Alliance Bancorp.	69,231	2,484
		186,752
Capital Markets - 1.4%
AllianceBernstein Holding LP	375,129	8,786
Banca Generali SpA	54,355	1,350
GAMCO Investors, Inc. Class A	122,924	1,591
Hamilton Lane, Inc. Class A	48,992	3,177
Lazard Ltd. Class A	2,112,685	58,099
State Street Corp.	3,289,161	207,349
Tullett Prebon PLC	456,192	1,950
Waddell & Reed Financial, Inc. Class A (b)	2,427,822	35,325
		317,627
Consumer Finance - 2.4%
Aeon Credit Service (Asia) Co. Ltd.	12,530,000	9,326
Cash Converters International Ltd. (a)	19,950,304	1,989
Discover Financial Services	2,528,663	108,657
H&T Group PLC	529,407	2,067
Navient Corp.	1,318,190	10,045
Nicholas Financial, Inc. (a)	244,809	1,415
OneMain Holdings, Inc.	76,478	1,852
Santander Consumer U.S.A. Holdings, Inc.	9,390,723	146,401
Synchrony Financial	13,090,996	259,071
		540,823
Diversified Financial Services - 0.1%
Far East Horizon Ltd.	1,405,000	1,137
Ricoh Leasing Co. Ltd.	699,300	18,800
Voya Financial, Inc.	52,144	2,355
		22,292
Insurance - 5.5%
AEGON NV	41,953,642	108,519
AFLAC, Inc.	39,960	1,488
Allstate Corp.	39,511	4,019
Amerisafe, Inc.	44,600	2,840
ASR Nederland NV	547,297	14,724
Chubb Ltd.	16,602	1,793
FBD Holdings PLC	142,522	1,128
First American Financial Corp.	121,857	5,620
Globe Life, Inc.	26,473	2,180
Hartford Financial Services Group, Inc.	100,000	3,799
Hiscox Ltd.	93,499	827
Hyundai Fire & Marine Insurance Co. Ltd.	120,804	2,595
Lincoln National Corp.	4,496,292	159,483
MetLife, Inc.	14,469,679	522,066
National Western Life Group, Inc.	126,317	24,345
NN Group NV	1,131,424	32,729
Old Republic International Corp.	65,048	1,038
Primerica, Inc.	59,994	6,234
Principal Financial Group, Inc.	118,532	4,316
Prudential Financial, Inc.	299,913	18,706
Reinsurance Group of America, Inc.	18,481	1,935
RenaissanceRe Holdings Ltd.	449,577	65,643
The Travelers Companies, Inc.	27,953	2,829
Unum Group (c)	14,250,749	248,676
		1,237,532
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	11,288,338	70,552
Thrifts & Mortgage Finance - 0.3%
ASAX Co. Ltd.	393,900	2,261
Genworth MI Canada, Inc.	2,497,849	61,587
Genworth Mortgage Insurance Ltd.	3,995,851	5,524
		69,372

TOTAL FINANCIALS		2,444,950

HEALTH CARE - 14.7%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	34,465	3,704
Amgen, Inc.	2,705,528	647,216
Biogen, Inc. (a)	99,421	29,511
Cell Biotech Co. Ltd.	50,000	593
Essex Bio-Technology Ltd.	1,190,000	744
Gilead Sciences, Inc.	221,679	18,621
		700,389
Health Care Equipment & Supplies - 0.4%
Apex Biotechnology Corp.	600,000	470
Arts Optical International Holdings Ltd. (a)(c)	19,382,000	2,491
Boston Scientific Corp. (a)	120,194	4,505
Hoshiiryou Sanki Co. Ltd. (c)	278,464	11,482
Integra LifeSciences Holdings Corp. (a)	53,192	2,715
Nakanishi, Inc.	491,300	6,753
Prim SA (c)	1,412,200	14,052
ResMed, Inc.	35,479	5,511
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	920,000	1,398
St.Shine Optical Co. Ltd.	2,100,000	24,442
Techno Medica Co. Ltd.	38,300	667
Utah Medical Products, Inc. (c)	243,823	20,237
Vieworks Co. Ltd.	5,000	145
		94,868
Health Care Providers & Services - 10.1%
AmerisourceBergen Corp.	15,784	1,415
Anthem, Inc.	1,816,527	509,954
Cigna Corp.	17,500	3,426
CVS Health Corp.	2,073,157	127,603
DVx, Inc. (c)	661,000	5,636
Hi-Clearance, Inc.	1,442,000	5,060
Humana, Inc.	13,187	5,035
Laboratory Corp. of America Holdings (a)	259,260	42,635
Medica Sur SA de CV (a)	326,928	176
MEDNAX, Inc. (a)	1,179,876	17,132
Patterson Companies, Inc.	105,000	1,919
Quest Diagnostics, Inc.	77,926	8,580
Ship Healthcare Holdings, Inc.	44,300	2,014
Tokai Corp.	336,600	8,738
Triple-S Management Corp. (b)(c)	1,713,238	29,005
United Drug PLC (United Kingdom)	999,660	7,907
UnitedHealth Group, Inc.	4,619,604	1,351,096
Universal Health Services, Inc. Class B	1,251,004	132,219
WIN-Partners Co. Ltd. (c)	2,484,700	20,769
		2,280,319
Health Care Technology - 0.0%
Schrodinger, Inc. (b)	199,788	9,270
Pharmaceuticals - 1.1%
Apex Healthcare Bhd	190,400	102
Bliss Gvs Pharma Ltd. (a)	3,700,000	4,774
Bristol-Myers Squibb Co.	22,477	1,367
Bristol-Myers Squibb Co. rights (a)	999,264	4,507
Daewon Pharmaceutical Co. Ltd. (c)	1,981,436	24,058
Daewoong Co. Ltd.	350,000	5,013
Daito Pharmaceutical Co. Ltd.	107,800	3,651
Dawnrays Pharmaceutical Holdings Ltd.	35,373,000	5,299
DongKook Pharmaceutical Co. Ltd. (c)	623,700	48,414
FDC Ltd.	2,816,443	9,058
Fuji Pharma Co. Ltd.	637,500	6,897
Genomma Lab Internacional SA de CV (a)	3,545,300	2,855
Jazz Pharmaceuticals PLC (a)	21,872	2,411
Korea United Pharm, Inc.	239,629	3,481
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	15,464
Kyung Dong Pharmaceutical Co. Ltd.	960,000	6,559
Lee's Pharmaceutical Holdings Ltd.	7,874,000	3,860
Recordati SpA	1,553,138	67,519
Taro Pharmaceutical Industries Ltd. (a)	29,865	2,064
Vivimed Labs Ltd. (a)	600,000	97
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	21,320
		238,770

TOTAL HEALTH CARE		3,323,616

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.0%
Textron, Inc.	4,800	127
Ultra Electronics Holdings PLC	71,644	1,779
Vectrus, Inc. (a)	94,125	4,895
		6,801
Air Freight & Logistics - 0.1%
Air T Funding warrants 6/7/20 (a)	180,589	18
Air T, Inc.	64,757	800
Bristow Group, Inc. (a)(d)	109,164	3,970
Bristow Group, Inc. (a)(d)	77,466	2,817
FedEx Corp.	28,400	3,600
		11,205
Building Products - 0.2%
American Woodmark Corp. (a)	37,941	1,951
Builders FirstSource, Inc. (a)	199,800	3,666
Carrier Global Corp. (a)	84,400	1,495
Gibraltar Industries, Inc. (a)	86,284	3,995
Jeld-Wen Holding, Inc. (a)	764,714	9,712
Kondotec, Inc. (c)	1,619,900	13,917
Owens Corning	45,931	1,992
		36,728
Commercial Services & Supplies - 0.5%
Acme United Corp.	18,661	405
Aeon Delight Co. Ltd.	83,600	2,407
AJIS Co. Ltd. (c)	877,300	20,307
Asia File Corp. Bhd	4,480,000	1,822
Calian Technologies Ltd. (c)	599,808	19,563
Civeo Corp. (a)(c)	11,611,315	7,315
Fursys, Inc. (c)	950,000	21,622
Knoll, Inc.	133,000	1,551
Lion Rock Group Ltd.	18,891,640	2,332
Mears Group PLC	822,749	1,705
Mitie Group PLC	9,140,784	8,531
NICE Total Cash Management Co., Ltd.	1,025,000	5,062
Prosegur Compania de Seguridad SA (Reg.)	711,900	1,567
VICOM Ltd.	1,490,700	8,429
VSE Corp. (c)	852,874	16,392
		119,010
Construction & Engineering - 0.9%
AECOM (a)	1,880,843	68,199
Arcadis NV	1,023,907	15,922
Boustead Projs. Pte Ltd.	1,965,487	1,057
Boustead Singapore Ltd.	3,953,800	1,678
Daiichi Kensetsu Corp. (c)	1,698,600	27,430
EMCOR Group, Inc.	87,923	5,586
Geumhwa PSC Co. Ltd. (c)	360,000	8,416
Granite Construction, Inc.	504,357	8,292
Kyeryong Construction Industrial Co. Ltd. (c)	675,000	8,890
Meisei Industrial Co. Ltd.	1,085,200	8,009
Mirait Holdings Corp.	393,400	5,154
Nippon Rietec Co. Ltd.	1,123,800	23,133
Raiznext Corp.	1,154,500	12,834
Severfield PLC	2,714,088	2,359
Shinnihon Corp.	1,547,200	11,173
United Integrated Services Co.	400,800	2,526
Valmont Industries, Inc.	22,362	2,622
		213,280
Electrical Equipment - 0.5%
Acuity Brands, Inc.	35,737	3,094
Aichi Electric Co. Ltd.	319,700	5,946
Aros Quality Group AB	712,609	11,553
Atkore International Group, Inc. (a)	95,000	2,312
AZZ, Inc.	520,662	16,344
Chiyoda Integre Co. Ltd.	323,700	5,333
Eaton Corp. PLC	37,500	3,131
Generac Holdings, Inc. (a)	39,389	3,838
Hammond Power Solutions, Inc. Class A	444,387	1,995
I-Sheng Electric Wire & Cable Co. Ltd. (c)	11,700,000	17,167
Korea Electric Terminal Co. Ltd. (c)	700,401	16,460
Regal Beloit Corp.	26,843	1,906
Sensata Technologies, Inc. PLC (a)	419,099	15,247
Servotronics, Inc.	112,686	778
TKH Group NV (depositary receipt)	197,028	6,931
		112,035
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom)	1,898,442	135,288
General Electric Co.	1,163,249	7,910
Lifco AB	425,200	20,098
Mytilineos SA	824,791	6,146
Reunert Ltd.	1,670,259	3,606
		173,048
Machinery - 1.6%
Aalberts Industries NV (c)	6,530,884	183,932
Allison Transmission Holdings, Inc.	335,009	12,174
ASL Marine Holdings Ltd. (a)(c)	44,401,413	1,055
Colfax Corp. (a)	277,564	7,158
Cummins, Inc.	73,382	11,998
Daiwa Industries Ltd.	191,500	1,660
Foremost Income Fund (a)	2,141,103	8,237
Haitian International Holdings Ltd.	9,324,000	16,497
Hurco Companies, Inc.	24,973	816
Hyster-Yale Materials Handling:
Class A (c)	213,657	8,341
Class B (c)	310,000	12,102
Ihara Science Corp. (c)	966,400	9,329
ITT, Inc.	66,728	3,518
JOST Werke AG (e)	76,900	2,086
Kyowakogyosyo Co. Ltd.	42,500	1,214
Luxfer Holdings PLC sponsored	174,990	2,375
Maruzen Co. Ltd. (c)	1,561,400	24,560
Mincon Group PLC	2,121,692	1,883
Nadex Co. Ltd. (c)	781,700	4,829
Nitchitsu Co. Ltd.	54,700	643
Oshkosh Corp.	19,269	1,301
Semperit AG Holding (a)	374,714	4,681
SIMPAC, Inc.	1,483,000	2,832
Stabilus SA	38,100	1,631
Takamatsu Machinery Co. Ltd.	317,500	1,686
Tocalo Co. Ltd.	3,011,900	30,059
Trinity Industrial Corp.	831,900	5,434
		362,031
Marine - 0.0%
SITC International Holdings Co. Ltd.	4,514,000	4,459
Tokyo Kisen Co. Ltd. (c)	815,100	4,671
		9,130
Professional Services - 0.1%
Asiakastieto Group Oyj (e)	46,094	1,621
McMillan Shakespeare Ltd.	1,590,253	6,869
Nielsen Holdings PLC	686,553	10,113
Persol Holdings Co., Ltd.	201,800	2,371
Robert Half International, Inc.	83,117	3,929
SHL-JAPAN Ltd.	100,000	1,839
Sporton International, Inc.	100,088	659
Synergie SA	125,379	2,748
		30,149
Road & Rail - 1.0%
Alps Logistics Co. Ltd. (c)	2,806,800	18,178
Chilled & Frozen Logistics Holdings Co. Ltd.	1,079,500	14,133
Daqin Railway Co. Ltd. (A Shares)	32,250,000	32,673
Hamakyorex Co. Ltd. (c)	1,231,800	33,930
Higashi Twenty One Co. Ltd.	245,700	1,241
Knight-Swift Transportation Holdings, Inc. Class A	84,442	3,140
Ryder System, Inc.	190,198	6,733
Sakai Moving Service Co. Ltd. (c)	1,062,800	56,252
Trancom Co. Ltd. (c)	840,400	55,914
		222,194
Trading Companies & Distributors - 1.3%
AddTech AB (B Shares)	935,601	25,365
AerCap Holdings NV (a)	228,085	6,414
Alconix Corp. (c)	2,083,400	21,646
Applied Industrial Technologies, Inc.	37,962	1,989
Chori Co. Ltd.	423,100	6,671
GMS, Inc. (a)	111,846	2,056
Goodfellow, Inc. (c)	710,495	2,088
HD Supply Holdings, Inc. (a)	446,494	13,252
HERIGE	59,930	1,511
Houston Wire & Cable Co. (a)	99,216	229
Itochu Corp.	4,085,500	80,097
Lumax International Corp. Ltd.	2,257,900	4,895
Meiwa Corp.	1,687,900	7,628
Mitani Shoji Co. Ltd.	722,400	42,409
MRC Global, Inc. (a)	1,606,317	8,610
Otec Corp.	122,400	2,736
Parker Corp. (c)	2,181,400	8,029
Richelieu Hardware Ltd.	778,123	14,780
Senshu Electric Co. Ltd. (c)	879,400	20,372
Tanaka Co. Ltd.	36,300	236
TECHNO ASSOCIE Co. Ltd.	250,500	2,017
Totech Corp. (c)	886,000	17,164
		290,194
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	8,878,000	4,576
Isewan Terminal Service Co. Ltd.	1,270,100	8,853
Meiko Transportation Co. Ltd.	815,000	7,989
Qingdao Port International Co. Ltd. (H Shares) (e)	11,509,000	6,193
Winas Ltd. (c)(d)	20,043,900	114
		27,725

TOTAL INDUSTRIALS		1,613,530

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	49,947	6,956
Electronic Equipment & Components - 5.1%
A&D Co. Ltd.	590,600	4,177
Amphenol Corp. Class A	72,009	6,356
Arrow Electronics, Inc. (a)	12,000	755
Avnet, Inc.	61,800	1,855
CDW Corp.	110,981	12,297
Daido Signal Co. Ltd.	97,600	486
Dynapack International Technology Corp.	3,200,000	7,605
Elec & Eltek International Co. Ltd.	1,093,000	2,351
Elematec Corp. (c)	2,320,400	17,752
ePlus, Inc. (a)	94,691	6,699
Fabrinet (a)	36,463	2,288
Hi-P International Ltd.	11,724,400	8,830
Hon Hai Precision Industry Co. Ltd. (Foxconn)	142,480,912	365,514
IDIS Holdings Co. Ltd. (c)	800,000	9,153
Image Sensing Systems, Inc. (a)	63,348	250
Insight Enterprises, Inc. (a)	405,184	21,997
INTOPS Co. Ltd. (c)	1,700,000	15,323
Jabil, Inc.	99,900	2,841
Keysight Technologies, Inc. (a)	225,082	21,781
Kingboard Chemical Holdings Ltd. (c)	74,729,500	182,307
Kingboard Laminates Holdings Ltd.	3,659,500	3,542
Muramoto Electronic Thailand PCL (For. Reg.) (c)	1,190,100	4,633
Nippo Ltd. (a)(c)	723,800	3,473
PAX Global Technology Ltd.	4,004,000	1,707
Pinnacle Technology Holdings Ltd. (c)	7,209,676	1,940
Redington India Ltd.	13,947,410	13,614
ScanSource, Inc. (a)(c)	1,398,915	36,260
Shibaura Electronics Co. Ltd. (c)	615,400	13,459
Sigmatron International, Inc. (a)	167,735	528
Simplo Technology Co. Ltd.	5,400,000	55,981
SYNNEX Corp. (c)	2,619,602	229,372
Tomen Devices Corp. (c)	528,900	19,098
Tripod Technology Corp.	1,169,000	4,123
TTM Technologies, Inc. (a)	589,522	6,833
UKC Holdings Corp.	894,500	14,578
VST Holdings Ltd. (c)	116,288,200	53,505
Wayside Technology Group, Inc. (c)	352,126	5,458
Wireless Telecom Group, Inc. (a)	245,607	243
		1,158,964
IT Services - 3.9%
ALTEN	546,548	39,350
Amdocs Ltd.	4,713,738	303,753
Argo Graphics, Inc.	749,500	23,816
CACI International, Inc. Class A (a)	47,425	11,863
Computer Services, Inc.	504,719	21,577
CSE Global Ltd. (c)	39,969,900	11,063
Data#3 Ltd.	2,755,897	6,877
Dimerco Data System Corp.	510,000	769
E-Credible Co. Ltd.	129,349	1,986
eClerx Services Ltd.	1,609,270	9,849
EOH Holdings Ltd. (a)(b)	6,280,824	1,271
Estore Corp.	168,300	1,854
ExlService Holdings, Inc. (a)	173,712	10,723
Fiserv, Inc. (a)	67,893	6,997
Gabia, Inc. (c)	975,000	11,597
Global Payments, Inc.	69,138	11,478
Indra Sistemas SA (a)(c)	11,987,300	103,317
Know IT AB (c)	1,367,884	20,103
Leidos Holdings, Inc.	25,474	2,517
Maximus, Inc.	178,167	11,994
Net 1 UEPS Technologies, Inc. (a)(b)	300,022	1,050
NIC, Inc.	213,874	5,182
Nice Information & Telecom, Inc.	125,020	3,046
Perspecta, Inc.	337,338	7,276
Science Applications International Corp.	223,790	18,275
Societe Pour L'Informatique Industrielle SA (c)	1,628,396	31,764
Softcreate Co. Ltd.	591,600	10,182
The Western Union Co.	9,447,906	180,172
TravelSky Technology Ltd. (H Shares)	987,000	1,743
WNS Holdings Ltd. sponsored ADR (a)	57,693	2,818
		874,262
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Energy Industries, Inc. (a)	105,295	5,854
ASM Pacific Technology Ltd.	133,800	1,352
Axell Corp. (a)	174,500	1,163
Boe Varitronix Ltd.	4,771,000	1,281
Cabot Microelectronics Corp.	62,632	7,675
Diodes, Inc. (a)	124,176	6,319
Entegris, Inc.	220,378	11,951
Leeno Industrial, Inc.	550,000	40,429
Melexis NV	456,560	27,793
Miraial Co. Ltd.	147,200	1,505
MKS Instruments, Inc.	59,660	5,980
Powertech Technology, Inc.	9,000,000	30,043
Renesas Electronics Corp. (a)	482,500	2,608
Semtech Corp. (a)	58,084	2,628
Trio-Tech International (a)(c)	220,699	598
		147,179
Software - 2.4%
AdaptIT Holdings Ltd. (a)	2,470,673	224
Altair Engineering, Inc. Class A (a)	128,803	4,249
ANSYS, Inc. (a)(b)	1,750,366	458,298
Aspen Technology, Inc. (a)	36,581	3,740
Ebix, Inc. (b)	974,885	20,404
ICT Automatisering NV (c)	481,755	3,759
InfoVine Co. Ltd. (c)	175,000	2,816
KSK Co., Ltd. (c)	522,300	8,347
NetGem SA	835,091	769
Nucleus Software Exports Ltd. (a)	600,000	1,781
Open Text Corp.	44,759	1,691
Pegasystems, Inc.	79,887	6,680
Pro-Ship, Inc.	496,300	5,244
RealPage, Inc. (a)	114,444	7,380
Vitec Software Group AB	463,818	8,633
Zensar Technologies Ltd.	3,500,000	3,914
		537,929
Technology Hardware, Storage & Peripherals - 3.2%
Compal Electronics, Inc.	58,500,000	37,226
HP, Inc.	2,156,185	33,442
Seagate Technology LLC	12,541,409	626,443
Super Micro Computer, Inc. (a)	1,005,955	23,036
Xerox Holdings Corp.	115,000	2,103
		722,250

TOTAL INFORMATION TECHNOLOGY		3,447,540

MATERIALS - 3.5%
Chemicals - 2.1%
Axalta Coating Systems Ltd. (a)	382,292	7,546
C. Uyemura & Co. Ltd.	377,200	20,878
Chase Corp. (c)	514,928	48,537
Core Molding Technologies, Inc. (a)(c)	691,704	1,743
Deepak Fertilisers and Petrochemicals Corp. Ltd.	1,150,000	1,584
DuPont de Nemours, Inc.	52,590	2,473
EcoGreen International Group Ltd. (c)	49,250,080	7,537
FMC Corp.	1,100,481	101,134
Fujikura Kasei Co., Ltd. (c)	2,664,100	12,288
Fuso Chemical Co. Ltd.	565,700	16,921
Gujarat Narmada Valley Fertilizers Co.	4,800,000	8,933
Gujarat State Fertilizers & Chemicals Ltd. (c)	28,500,000	16,561
Honshu Chemical Industry Co. Ltd. (c)	749,500	7,375
Huntsman Corp.	174,654	2,936
Innospec, Inc.	595,169	43,162
JSR Corp.	61,100	1,161
KPC Holdings Corp.	55,171	2,005
KPX Chemical Co. Ltd.	163,083	6,551
Livent Corp. (a)	1,096,599	6,799
Miwon Chemicals Co. Ltd.	55,095	2,066
Miwon Commercial Co. Ltd.	89,782	4,560
Muto Seiko Co. Ltd.	234,200	936
Nihon Parkerizing Co. Ltd.	302,500	3,115
Nippon Soda Co. Ltd.	309,500	8,003
SK Kaken Co. Ltd.	49,900	19,064
Soken Chemical & Engineer Co. Ltd. (c)	655,300	6,668
T&K Toka Co. Ltd. (c)	1,322,100	8,981
Thai Carbon Black PCL (For. Reg.) (a)	11,273,100	13,004
Thai Rayon PCL:
(For. Reg.)	2,672,200	1,823
NVDR	84,000	57
The Chemours Co. LLC	247,199	2,900
Westlake Chemical Corp.	57,311	2,490
Yara International ASA	2,198,380	74,953
Yip's Chemical Holdings Ltd.	25,244,000	7,641
		472,385
Construction Materials - 0.3%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	660,277	2,728
Mitani Sekisan Co. Ltd. (c)	1,464,300	65,632
RHI Magnesita NV	94,979	2,921
		71,281
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	5,405,000	1,033
Chuoh Pack Industry Co. Ltd. (c)	414,600	4,288
Kohsoku Corp. (c)	1,707,300	23,068
Mayr-Melnhof Karton AG	15,917	2,187
Packaging Corp. of America	25,019	2,418
Samhwa Crown & Closure Co. Ltd.	50,000	1,609
Silgan Holdings, Inc.	242,867	8,379
The Pack Corp. (c)	1,498,600	47,619
WestRock Co.	62,300	2,005
		92,606
Metals & Mining - 0.6%
Chubu Steel Plate Co. Ltd.	407,100	2,401
Cleveland-Cliffs, Inc. (b)	11,987,692	52,506
Compania de Minas Buenaventura SA sponsored ADR	2,217,119	16,606
Granges AB	257,721	1,883
Hill & Smith Holdings PLC	785,684	11,420
Orvana Minerals Corp. (a)	695,019	90
Perenti Global Ltd.	10,714,497	6,300
Steel Dynamics, Inc.	53,391	1,296
Tohoku Steel Co. Ltd. (c)	614,800	7,619
Tokyo Tekko Co. Ltd. (c)	748,900	7,942
Warrior Metropolitan Coal, Inc.	1,157,788	14,530
Webco Industries, Inc. (a)	7,463	597
		123,190
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	182,860	3,657
Schweitzer-Mauduit International, Inc.	83,916	2,704
Stella-Jones, Inc.	506,891	12,636
Western Forest Products, Inc.	1,914,615	1,279
		20,276

TOTAL MATERIALS		779,738

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic, Inc.	1,598,381	20,971
CubeSmart	115,753	2,917
Gaming & Leisure Properties	33,600	949
National Health Investors, Inc.	21,176	1,166
NSI NV	8,315	334
NSI NV rights (a)(f)	8,315	10
Store Capital Corp.	27,500	552
		26,899
Real Estate Management & Development - 0.2%
Anabuki Kosan, Inc.	84,800	1,164
CBRE Group, Inc. (a)	42,500	1,825
Century21 Real Estate Japan Ltd.	123,100	1,333
IMMOFINANZ Immobilien Anlagen AG	87,070	1,611
Jones Lang LaSalle, Inc.	28,969	3,059
LSL Property Services PLC	1,336,131	2,709
Relo Group, Inc.	521,700	11,439
Selvaag Bolig ASA	549,800	2,278
Servcorp Ltd.	828,456	1,409
Sino Land Ltd.	1,741,954	2,434
Tejon Ranch Co. (a)	424,538	5,816
Wing Tai Holdings Ltd.	1,694,300	2,071
		37,148

TOTAL REAL ESTATE		64,047

UTILITIES - 1.4%
Electric Utilities - 1.1%
Exelon Corp.	744,333	27,600
NRG Energy, Inc.	66,433	2,227
PPL Corp.	8,301,125	211,015
		240,842
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	50,971	1,508
China Resource Gas Group Ltd.	198,000	1,113
Hokuriku Gas Co.	149,900	4,372
K&O Energy Group, Inc.	271,100	3,996
Keiyo Gas Co. Ltd.	117,000	3,489
KyungDong City Gas Co. Ltd.	260,078	3,800
Star Gas Partners LP	195,556	1,545
		19,823
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (c)	30,500,045	35,268
Vistra Energy Corp.	119,380	2,333
		37,601
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	149,841	2,552
CMS Energy Corp.	239,071	13,649
		16,201
Water Utilities - 0.0%
Manila Water Co., Inc.	5,521,300	1,157

TOTAL UTILITIES		315,624

TOTAL COMMON STOCKS
(Cost $12,580,787)		21,270,262

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	425
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	3,419	80
Bristow Group, Inc. 10.00% (a)(d)	13,408	488
		568
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	128,387	2,190

TOTAL INDUSTRIALS		2,758

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,414,885	14,792
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $14,661)		17,975
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (d)(g)	9,933	0
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (e)	4,523	3,302
TOTAL NONCONVERTIBLE BONDS
(Cost $9,054)		3,302
	Shares	Value (000s)

Money Market Funds - 7.4%
Fidelity Cash Central Fund 0.16% (h)	1,266,306,802	1,266,687
Fidelity Securities Lending Cash Central Fund 0.11% (h)(i)	405,103,617	405,144
TOTAL MONEY MARKET FUNDS
(Cost $1,671,541)		1,671,831
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $14,276,043)		22,963,370
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(398,379)
NET ASSETS - 100%		$22,564,991

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,038,000 or 0.2% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$15,957
Fidelity Securities Lending Cash Central Fund	6,002
Total	$21,959

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$265,799	$--	$2,197	$--	$1,656	$(81,326)	$183,932
Abbey PLC	27,245	--	35,820	208	30,188	(21,613)	--
AJIS Co. Ltd.	28,053	--	203	513	146	(7,689)	20,307
Alconix Corp.	25,239	--	214	711	106	(3,485)	21,646
Alps Logistics Co. Ltd.	19,486	--	169	456	81	(1,220)	18,178
Arts Optical International Holdings Ltd.	4,468	--	130	--	(155)	(1,692)	2,491
ASL Marine Holdings Ltd.	1,522	--	8	--	(22)	(437)	1,055
ASTI Corp.	2,944	--	25	97	11	(721)	2,209
Barratt Developments PLC	557,092	--	123,449	32,470	56,432	(108,074)	382,001
Bed Bath & Beyond, Inc.	111,107	--	3,254	5,765	(4,265)	(34,736)	68,852
Belc Co. Ltd.	76,070	--	675	1,001	562	19,409	95,366
Belluna Co. Ltd.	42,634	--	335	845	196	(11,741)	30,754
BMTC Group, Inc.	28,923	--	393	318	374	(12,139)	16,765
Bonanza Creek Energy, Inc.	1,090	16,353	44	--	8	697	18,104
Calian Technologies Ltd.	15,779	--	626	332	350	4,060	19,563
Carbo Ceramics, Inc.	1,231	300	21	--	(5,208)	3,742	44
Chase Corp.	61,160	--	7,698	432	7,148	(12,073)	48,537
Chuoh Pack Industry Co. Ltd.	4,611	--	39	135	18	(302)	4,288
Civeo Corp.	19,319	--	121	--	(152)	(11,731)	7,315
Clip Corp.	1,903	--	66	86	(15)	(280)	1,542
Codorus Valley Bancorp, Inc.	15,373	364	125	328	92	(5,739)	9,965
Contango Oil & Gas Co.	3,426	1,648	4,225	--	(9,267)	13,518	--
Core Molding Technologies, Inc.	4,638	--	21	--	8	(2,882)	1,743
Create SD Holdings Co. Ltd.	119,508	--	1,096	729	834	30,812	150,058
CSE Global Ltd.	13,482	--	122	363	33	(2,330)	11,063
Daewon Pharmaceutical Co. Ltd.	23,694	--	--	337	--	364	24,058
Daiichi Kensetsu Corp.	27,897	--	225	482	138	(380)	27,430
DongKook Pharmaceutical Co. Ltd.	34,908	--	--	334	--	13,506	48,414
DVx, Inc.	5,048	--	229	132	90	727	5,636
EcoGreen International Group Ltd.	9,478	--	74	108	6	(1,873)	7,537
Elematec Corp.	22,045	--	191	603	105	(4,207)	17,752
Excel Co. Ltd.	10,324	--	487	99	2,100	(1,489)	--
Ff Group	5,743	--	48	--	(327)	270	5,638
First Juken Co. Ltd.	16,033	--	128	480	55	(3,753)	12,207
Food Empire Holdings Ltd.	14,526	--	136	543	77	(687)	13,780
Fossil Group, Inc.	45,264	--	273	--	194	(29,084)	16,101
Fresh Del Monte Produce, Inc.	144,615	--	2,590	1,136	636	(9,035)	133,626
Fuji Kosan Co. Ltd.	5,162	--	2,170	40	(50)	(1,786)	--
Fujikura Kasei Co., Ltd.	14,692	--	115	347	12	(2,301)	12,288
Fursys, Inc.	24,260	--	--	640	--	(2,638)	21,622
Gabia, Inc.	6,838	--	--	26	--	4,759	11,597
Geospace Technologies Corp.	13,221	--	1,942	--	(1,993)	(4,943)	4,343
Geumhwa PSC Co. Ltd.	9,558	--	--	315	--	(1,142)	8,416
Goodfellow, Inc.	2,877	--	22	91	7	(774)	2,088
Guess?, Inc.	72,686	--	7,427	931	(4,203)	(24,623)	36,433
Gujarat State Fertilizers & Chemicals Ltd.	33,181	--	--	874	--	(16,620)	16,561
Halows Co. Ltd.	27,291	--	255	296	187	8,687	35,910
Hamakyorex Co. Ltd.	44,528	--	328	701	188	(10,458)	33,930
Handsome Co. Ltd.	60,853	1	--	630	--	(21,688)	39,166
Honshu Chemical Industry Co. Ltd.	8,219	--	68	196	41	(817)	7,375
Hoshiiryou Sanki Co. Ltd.	9,794	--	87	113	42	1,733	11,482
Hwacheon Machine Tool Co. Ltd.	7,900	--	7,521	--	1,607	(1,986)	--
Hyster-Yale Materials Handling Class A	13,942	--	657	204	93	(5,037)	8,341
Hyster-Yale Materials Handling Class B	19,170	--	--	295	--	(7,068)	12,102
I-Sheng Electric Wire & Cable Co. Ltd.	16,575	--	1,091	--	(332)	2,015	17,167
IA Group Corp.	3,881	--	30	113	5	(372)	3,484
ICT Automatisering NV	7,529	--	50	--	26	(3,746)	3,759
IDIS Holdings Co. Ltd.	7,730	--	--	108	--	1,423	9,153
Ihara Science Corp.	11,403	--	104	371	64	(2,034)	9,329
Indra Sistemas SA	106,266	--	3,833	--	(3,835)	4,719	103,317
InfoVine Co. Ltd.	3,003	--	--	106	--	(187)	2,816
Intage Holdings, Inc.	27,857	--	226	--	134	(4,210)	23,555
INTOPS Co. Ltd.	21,209	--	--	239	--	(5,886)	15,323
JLM Couture, Inc.	1,144	--	5	--	(2)	(822)	315
Jumbo SA	194,124	--	2,832	5,030	1,664	(39,646)	153,310
Kingboard Chemical Holdings Ltd.	185,508	--	1,765	2,688	1,442	(2,878)	182,307
Know IT AB	27,240	--	229	--	138	(7,046)	20,103
Kohsoku Corp.	19,797	--	167	416	92	3,346	23,068
Kondotec, Inc.	13,903	--	130	382	106	38	13,917
Korea Electric Terminal Co. Ltd.	39,666	--	377	205	70	(22,899)	16,460
KSK Co., Ltd.	9,160	--	75	240	52	(790)	8,347
Kwang Dong Pharmaceutical Co. Ltd.	17,632	--	--	167	--	(2,168)	15,464
Kyeryong Construction Industrial Co. Ltd.	14,437	--	--	290	--	(5,547)	8,890
Maruzen Co. Ltd.	30,393	--	249	381	196	(5,780)	24,560
Mega First Corp. Bhd	29,374	1,940	5,282	--	2,312	6,924	35,268
Metro, Inc. Class A (sub. vtg.)	955,721	--	23,640	9,777	19,914	29,306	981,301
Michang Oil Industrial Co. Ltd.	11,337	--	--	249	--	(2,748)	8,589
Mitani Sekisan Co. Ltd.	40,529	--	401	333	340	25,164	65,632
Motonic Corp.	22,792	--	--	576	--	(5,901)	16,891
Mr. Bricolage SA	3,257	--	22	--	(63)	(483)	--
Muhak Co. Ltd.	24,675	--	--	--	--	(9,997)	14,678
Murakami Corp.	17,807	--	164	303	132	(546)	17,229
Muramoto Electronic Thailand PCL (For. Reg.)	7,007	--	152	344	(33)	(2,189)	4,633
Murphy Oil Corp.	256,063	51,813	2,289	8,794	772	(126,268)	180,091
Nadex Co. Ltd.	6,340	--	53	107	27	(1,485)	4,829
Nafco Co. Ltd.	24,981	--	202	588	43	(3,915)	20,907
Next PLC	887,471	--	20,192	9,064	13,698	(179,333)	701,644
Nippo Ltd.	3,334	--	31	60	11	159	3,473
Origin Enterprises PLC	49,896	--	325	2,133	(112)	(23,060)	26,399
Parker Corp.	10,008	--	86	231	57	(1,950)	8,029
Pinnacle Technology Holdings Ltd.	8,195	--	55	124	7	(6,207)	1,940
Piolax, Inc.	44,402	--	367	893	327	(7,803)	36,559
Prim SA	17,498	--	144	170	40	(3,342)	14,052
Rocky Mountain Chocolate Factory, Inc.	3,980	233	68	164	(57)	(1,971)	2,117
S&T Holdings Co. Ltd.	11,296	--	--	299	--	(914)	10,382
Sakai Moving Service Co. Ltd.	64,032	--	544	525	464	(7,700)	56,252
Samsung Climate Control Co. Ltd.	4,098	--	1	22	--	(1,595)	2,502
Sanei Architecture Planning Co. Ltd.	16,795	--	141	463	73	(3,413)	13,314
Sarantis SA	38,088	--	301	--	217	(4,365)	33,639
ScanSource, Inc.	47,275	277	376	--	279	(11,195)	36,260
Seagate Technology LLC	830,868	--	276,738	31,648	204,157	(132,063)	--
Senshu Electric Co. Ltd.	22,080	--	207	500	134	(1,635)	20,372
Sewon Precision Industries Co. Ltd.	3,405	--	--	(26)	--	(1,740)	1,665
Shibaura Electronics Co. Ltd.	16,857	--	141	385	107	(3,364)	13,459
SJM Co. Ltd.	3,338	--	--	107	--	(615)	2,723
SJM Holdings Co. Ltd.	2,363	--	723	92	(248)	(115)	--
Societe Pour L'Informatique Industrielle SA	50,896	--	403	305	333	(19,062)	31,764
Soken Chemical & Engineer Co. Ltd.	9,895	--	68	301	7	(3,166)	6,668
Southwestern Energy Co.	110,107	363	51,313	--	(98,587)	103,568	--
Sportscene Group, Inc. Class A	2,738	--	49	126	40	(1,286)	1,443
Step Co. Ltd.	15,022	--	123	336	86	(1,254)	13,731
Strattec Security Corp.	7,581	364	64	158	3	(1,698)	6,186
Strongco Corp.	989	--	8	--	(2,992)	3,839	--
Sun Hing Vision Group Holdings Ltd.	7,237	--	43	288	(13)	(3,388)	3,793
Sunjin Co. Ltd.	20,333	--	--	80	--	(3,721)	16,612
SYNNEX Corp.	267,538	2,349	14,656	2,094	8,195	(34,054)	229,372
T&K Toka Co. Ltd.	11,924	--	98	365	44	(2,889)	8,981
The Buckle, Inc.	91,206	2,328	1,619	7,970	(377)	(21,487)	70,051
The Pack Corp.	46,911	--	1,448	339	638	1,518	47,619
Tohoku Steel Co. Ltd.	8,241	--	68	130	39	(593)	7,619
Tokyo Kisen Co. Ltd.	5,462	--	47	136	29	(773)	4,671
Tokyo Tekko Co. Ltd.	9,670	--	82	122	(15)	(1,631)	7,942
Tomen Devices Corp.	11,363	--	122	663	18	7,839	19,098
Totech Corp.	19,551	--	162	489	130	(2,355)	17,164
TOW Co. Ltd.	13,043	--	113	217	71	(3,611)	9,390
Trancom Co. Ltd.	49,084	--	498	710	489	6,839	55,914
Trio-Tech International	743	--	7	--	(2)	(136)	598
Triple-S Management Corp.	40,938	1,533	933	--	(422)	(12,111)	29,005
Unit Corp.	34,695	--	13,201	--	(127,418)	105,924	--
Unum Group	475,667	--	16,213	12,419	(2,644)	(208,134)	248,676
Utah Medical Products, Inc.	23,814	40	1,769	208	1,618	(3,466)	20,237
VSE Corp.	25,766	--	244	231	154	(9,284)	16,392
VST Holdings Ltd.	64,133	--	483	--	301	(10,446)	53,505
Wayside Technology Group, Inc.	3,785	265	44	177	9	1,443	5,458
Whanin Pharmaceutical Co. Ltd.	24,055	1	--	354	--	(2,736)	21,320
Whiting Petroleum Corp.	81,030	18,815	2,706	--	(56,788)	(34,057)	6,294
WIN-Partners Co. Ltd.	27,729	--	251	685	191	(6,900)	20,769
Winas Ltd.	602	--	3	--	(14)	(471)	114
Youngone Holdings Co. Ltd.	39,347	--	--	595	--	(9,287)	30,060
Yutaka Giken Co. Ltd.	19,348	--	181	706	99	(3,581)	15,685
	$8,049,911	$98,987	$656,876	$163,607	$43,804	$(1,117,751)	$5,705,215

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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